Notes Payable (Details) - Schedule of principal maturities of notes payable - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule of Principal Maturities of Notes Payable [Abstract]
2022	$ 4,012	$ 130,772
2023	$ 2,687	33,917
Total		$ 164,689